STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes
Expected dividend yield
Expected volatility, minimum	75.00%	70.25%
Expected volatility, maximum	79.00%	109.00%
Risk-free interest rate, minimum	1.44%	0.58%
Risk-free interest rate, maximum	1.70%	2.08%
Unrecognized compensation expense related to non-vested market-based share awards	$ 209,618
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years	2 years 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years 9 months	7 years 3 months
Non Qualified Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	$ 0
Closing stock price of common stock	$ 0.585
Intrinsic value of options and warrants exercised		$ 232,139